Annual Fund Operating Expenses - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	Nov. 21, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[2]
Expenses (as a percentage of Assets)	0.79%

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.